Reportable Segments (Assets Segments)(Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets	$ 64,469	$ 50,330	$ 48,904
Investment In ETP [Member]
Assets	62,674	49,900	48,394
Investment in Lake Charles LNG [Member]
Assets	1,210	1,338	1,917
Corporate and Other [Member]
Assets	1,153	720	707
Adjustments and Eliminations [Member]
Assets	$ (568)	$ (1,628)	$ (2,114)